N-2 - USD ($)			3 Months Ended
		Oct. 21, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key		0001228509
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Western Asset Global High Income Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	1.00	% (1)
Offering Expenses Borne by the Fund (percentage of offering price)	0.24	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price) (4)	1.24%

(1)
Represents the estimated commission with respect to the Fund’s Common Stock being sold in this offering. There is no guarantee that there will be any sales of the Fund’s Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus..

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)
Based upon net assets attributable to our Common Stock as of September 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 10,806,916 shares of Common Stock at an offering price of $6.94 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 30, 2024). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.24%
Other Transaction Expenses [Percent]	[4]	1.24%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to shares of Common Stock (Assumes Leverage is Used) (4)
ANNUAL EXPENSES
Management Fees (5)	1.31%
Interest Payment on Borrowed Funds (6)	3.31%
Other Expenses (7)	0.20%

TOTAL ANNUAL EXPENSES	4.82%

(4)
Based upon net assets attributable to our Common Stock as of September 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 10,806,916 shares of Common Stock at an offering price of $6.94 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 30, 2024). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 35% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 35% of its Managed Assets, the management fees shown would be higher.

(6)
Based on the Fund’s outstanding Borrowings as of May 31, 2024 of $87.6 million, which represented financial leverage of 35% of the Fund’s Managed Assets. The expenses and rates associated with leverage may vary as and when Borrowings are made.

(7)	Estimated based on amounts incurred in the period ended May 31, 2024.

Management Fees [Percent]	[4],[5]	1.31%
Interest Expenses on Borrowings [Percent]	[4],[6]	3.31%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[7]	0.20%
Total Annual Expenses [Percent]	[4]	4.82%
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 4.82% of net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 35% of the Fund’s Managed Assets) and (ii) a 5% annual return*:

1 Year	3 Years	5 Years	10 Years
$56	$145	$235	$464

*
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 56
Expense Example, Years 1 to 3	[8]	145
Expense Example, Years 1 to 5	[8]	235
Expense Example, Years 1 to 10	[8]	$ 464
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of (except as noted below), adjusted for the issuance of $75 million in additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the period ended May 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 35% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 35% of its Managed Assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Stock and the quarter-end
sale price, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

	Quarterly Closing Sale Price		Quarter-End Closing
	High	Low	Sale Price	Net Asset Value Per Share of Common Stock (1)	Premium/ (Discount) of Quarter-End Sale Price to Net Asset Value (2)
Fiscal Year 2022
August 31, 2021	$10.76	$10.23	$10.36	$10.75	-3.63%
November 30, 2021	$10.47	$9.74	$9.74	$10.15	-4.04%
February 28, 2022	$10.13	$8.65	$8.76	$9.39	-6.71%
May 31, 2022	$8.77	$7.34	$7.57	$8.50	-10.94%
Fiscal Year 2023
August 31, 2022	$7.82	$7.01	$7.22	$7.91	-8.72%
November 30, 2022	$7.41	$6.34	$7.41	$7.77	-4.63%
February 28, 2023	$7.72	$6.71	$7.42	$7.61	-2.50%
May 31, 2023	$7.77	$6.65	$6.65	$7.14	-6.86%
Fiscal Year 2024
August 31, 2023	$7.72	$6.86	$7.22	$7.31	-1.23%
November 30, 2023	$7.35	$6.05	$6.87	$7.16	-4.05%
February 29, 2024	$7.37	$6.85	$7.08	$7.37	-3.93%
May 31, 2024	$7.15	$6.74	$6.96	$7.17	-2.93%

Source of market prices: NYSE.
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

(2)	Calculated as of the quarter-end closing sales price divided by the quarter-end net asset value.
On September 30, 2024 the last reported sale price of our Common Stock on the NYSE was $6.94, which represented approximately 94 % of the net asset value per share reported by us on that date.
As September 30, 2024 we had approximately
22.7
 million shares of Common Stock outstanding and we had net assets attributable to Common Stockholders of approximately $
168.3
 million.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following table sets forth our capitalization (i) as of September 30, 2024 and (ii) as adjusted to give effect to the issuance of the shares of Common Stock offered hereby at a price of $6.94 per share (the last reported sale price for shares of the Fund’s Common Stock on the NYSE as of September 30, 2024) less the assumed commission of $750,000 (representing an estimated commission paid to the Distributor of 1.00% of the gross proceeds of the sale of Common Stock in this offering, out of which the Distributor will compensate the
Sub-Placement
Agent at a rate of up to 0.80% of the gross sales proceeds of the sale of the Fund’s Common Stock sold by the
Sub-Placement
Agent) and estimated offering expenses payable by the Fund of $180,820. As indicated below, the Fund will bear the offering expenses associated with this offering.

	Actual	As Adjusted
		(Unaudited)
Net Assets:
Common Stock ($0.001 par value per share, 100,000,000 shares authorized, 22,724,807 shares issued and outstanding (actual), shares issued and outstanding (as adjusted) and 33,531,723 issued and outstanding (as further adjusted))	22,725	33,532
Paid-in capital in excess of par value	297,993,044	372,051,417
Total distributable earnings (loss)	(129,703,563)	(129,703,563)

Total Net Assets	168,312,206	242,381,386

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to shares of Common Stock
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 6.74	$ 6.85	$ 6.05	$ 6.86	$ 6.65	$ 6.71	$ 6.34	$ 7.01	$ 7.34	$ 8.65	$ 9.74	$ 10.23
Highest Price or Bid			7.15	7.37	7.35	7.72	7.77	7.72	7.41	7.82	8.77	10.13	10.47	10.76
Share Price			6.96	7.08	6.87	7.22	6.65	7.42	7.41	7.22	7.57	8.76	9.74	10.36	$ 6.94
NAV Per Share	[9]		$ 7.17	$ 7.37	$ 7.16	$ 7.31	$ 7.14	$ 7.61	$ 7.77	$ 7.91	$ 8.5	$ 9.39	$ 10.15	$ 10.75
Latest Premium (Discount) to NAV [Percent]	[10]		(2.93%)	(3.93%)	(4.05%)	(1.23%)	(6.86%)	(2.50%)	(4.63%)	(8.72%)	(10.94%)	(6.71%)	(4.04%)	(3.63%)

[1]	Represents the estimated commission with respect to the Fund’s Common Stock being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus..
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon net assets attributable to our Common Stock as of September 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 10,806,916 shares of Common Stock at an offering price of $6.94 (the last reported sale price per share for the Fund’s Common Stock on the NYSE as of September 30, 2024). The price per share of any sale of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 35% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 35% of its Managed Assets, the management fees shown would be higher.
[6]	Based on the Fund’s outstanding Borrowings as of May 31, 2024 of $87.6 million, which represented financial leverage of 35% of the Fund’s Managed Assets. The expenses and rates associated with leverage may vary as and when Borrowings are made.
[7]	Estimated based on amounts incurred in the period ended May 31, 2024.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”
[10]	Calculated as of the quarter-end closing sales price divided by the quarter-end net asset value.